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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:      Errol M. Rudman
Address:   540 Madison Avenue
           New York, NY  10022

Form 13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Errol M. Rudman
Title:     Investment Manager
Phone:     (212) 909-9220

Signature, Place, and Date of Signing:

         /s/ Errol M. Rudman      New York, New York   May 7, 1999
         _______________________ _____________________ ___________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)



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[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]









































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:     $391,593
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                   Form 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                                                            VOTING AUTHORITY
                    TITLE        CUSIP         MARKET    SHRS OR    SH/   PUT/    INVESTMENT     OTHER    (a)    (b)    (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT    PRN   CALL    DISCRETION     MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------    ---   ----    ----------     --------  ----  ------  ----
3 COM CORP.        Common Stock  885535104      932,500     40,000                   Sole                  Sole

ALLIED WASTE
  INDUSTRIES INC.  Common Stock  019589308    6,148,931    425,900                   Sole                  Sole

AMGEN INC.         Common Stock  031162100   47,523,163    634,700                   Sole                  Sole

AMPHENOL CORP.     Common Stock  032095101    9,583,538    250,550                   Sole                  Sole
                   Class A

AT&T CORP.         Common Stock  001957109   21,401,722    268,150                   Sole                  Sole

AT&T CORP. -
  LIBERTY MEDIA
  GROUP            Common Stock  001957208   16,242,373    308,850                   Sole                  Sole
                   Class A

CABLEVISION
SYSTEMS CORP.      Common Stock  12686C109   27,319,510    368,560                   Sole                  Sole
                   Class A

CARRIAGE SERVICES,
  INC.             Common Stock  143905107    8,117,588    536,700                   Sole                  Sole
                   Class A

CITIGROUP INC.     Common Stock  172967101   16,358,388    256,100                   Sole                  Sole

COLUMBIA/ HCA
  HEALTHCARE CORP. Common Stock  197677107   12,191,963    643,800                   Sole                  Sole

FORE SYSTEMS INC.  Common Stock  345449102      661,719C    35,000                   Sole                  Sole

FOX ENTERTAINMENT
  GROUP, INC.      Common Stock  35138T107   10,036,250    370,000                   Sole                  Sole
                   Class A

GENERAL INSTRUMENT
  CORP.            Common Stock  370120107   14,095,313    465,000                   Sole                  Sole




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LEHMAN BROTHERS
  HOLDINGS INC.    Common Stock  524908100   13,808,225    231,100                   Sole                  Sole

LOEWS CINEPLEX
  ENTERTAINMENT
  CORP.            Common Stock  540423100    3,653,025    367,600                   Sole                  Sole

MCI WORLDCOM, INC. Common Stock  55268B106    6,907,875     78,000                   Sole                  Sole

MESDIAONE GROUP,
  INC.             Common Stock  58440J104   40,073,469    631,700                   Sole                  Sole

NEWS CORPORATION
  LIMITED          SP ADR        652487703    2,989,825    101,350                   Sole                  Sole

REGENERON
  PHARMACEUTICALS,
  INC.             Common Stock  75886F107    5,898,900    890,400                   Sole                  Sole

RITE AID CORP.     Common Stock  767754104    8,750,000    350,000                   Sole                  Sole

SEAGRAM CO LTD.    Common Stock  811850106   26,470,000    529,400                   Sole                  Sole

SEPRACOR INC.      Common Stock  817315104   13,677,663    121,850                   Sole                  Sole

SHAW INDUSTRIES,
  INC.             Common Stock  820286102   24,218,350  1,309,100                   Sole                  Sole

SOTHEBY'S HOLDINGS,
  INC.             Common Stock  835898107    6,622,306    204,550                   Sole                  Sole
                   Class A

TANDY CORP.        Common Stock  875382103   15,927,600    249,600                   Sole                  Sole

TELESPECTRUM
  WORLDWIDE INC.   Common Stock  87951U109    1,792,988    209,400                   Sole                  Sole

TICKETMASTER
  ONLINE-          Common Stock  88633P203      321,623      9,565                   Sole                  Sole
  CITYSEARCH,      Class B
  INC.

UOL PUBLISHING
  INC.             Common Stock  903196103    1,063,800    265,950                   Sole                  Sole

USA NETWORKS INC.  Common Stock  902984103   28,804,137    804,304                   Sole                  Sole

Grand Totals                               $391,592,744




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70300000.AN9